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STEPHANIE CAPISTRON

stephanie.capistron@dechert.com
+1 617 728 7127 Direct
+1 617 275 8364 Fax

June 3, 2024

VIA EDGAR

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

100 F Street, NE

Washington, D.C. 20549

Re:	Harbor ETF Trust (the “Registrant”)
Securities Act File No. 333-255884
Post-Effective Amendment No. 52
Investment Company Act File No. 811-23661
Amendment No. 54

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 52 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 54 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering shares of Harbor Active Small Cap ETF as a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/Stephanie Capistron
Stephanie Capistron